Share Based Compensation (Options Granted) (Details) - Share Based Options [Member]	12 Months Ended
	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 CAD / shares
Share-based Compensation Arrangement, Options [Line Items]
Description of award	Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company’s Board of Directors, or its designate.
Number of shares authorized	6,261,000
Determination of expiry date	expire on the 10th anniversary date of the grant
Award vesting rights	Options, in the absence of any other determination, vest and become exercisable equally on their first, second, third and fourth anniversary dates
Weighted average grant date market value of all options outstanding | $ / shares	$ 21.85	$ 21.88
Options granted	600,000	429,000
Terms of award	The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. On termination of employment without cause, death or disability, the options vest and become immediately exercisable and are not transferable or assignable.
March 2014 [Member]
Share-based Compensation Arrangement, Options [Line Items]
Award vesting rights		March 19, 2017
Grant date	Mar. 19, 2014	Mar. 19, 2014
Options granted		429,000
Terms of award		On March 19, 2014, as part of the prior year LTIP, the Board of Directors issued 429 share based options, all of which have stock appreciation rights, to various Company management. The options vest and are exercisable on March 19, 2017.
Exercise price | CAD / shares			CAD 27.84
Grant date market value | CAD / shares			CAD 27.84
Expiry date		Mar. 19, 2024
August 2015 [Member]
Share-based Compensation Arrangement, Options [Line Items]
Award vesting rights	Half the options, 300, vest in equal installments annually over 5 years. The remaining options vest subject to the Company’s New York Stock Exchange (“NYSE”) Total Shareholder Return (“TSR”) and or the passage of time. Four stock price hurdles were established with each tranche and are exercisable the later of the first, second, third and fourth anniversary or the attainment of the TSR hurdle.
Grant date	Aug. 25, 2015
Options granted	600,000
Terms of award	On August 25, 2015, the Board of Directors issued 600 share based options to two executives of the Company. Half the options, 300, vest in equal installments annually over 5 years. The remaining options vest subject to the Company’s New York Stock Exchange (“NYSE”) Total Shareholder Return (“TSR”) and or the passage of time. Four stock price hurdles were established with each tranche and are exercisable the later of the first, second, third and fourth anniversary or the attainment of the TSR hurdle.
Exercise price | $ / shares	$ 26.47
Grant date market value | $ / shares	$ 26.34
Expiry date	Aug. 25, 2025